Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Plan Investments by Asset Class and Input Level	The following summarizes the Plan’s investments by asset class and input level within the fair-value hierarchy:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Common stock
Team, Inc. common stock	$6,866,403	$—	$—	$6,866,403
Mutual funds	372,720,222	—	—	372,720,222
Money market fund	196,699	—	—	196,699
Total assets in the fair value hierarchy	$379,783,324	$—	$—	379,783,324
Collective investment trust fund(1)				10,730,283
Total assets measured at fair value				$390,513,607

	Level 1	Level 2	Level 3	Total
December 31, 2024
Common stock
Team, Inc. common stock	$6,194,687	$—	$—	$6,194,687
Mutual funds	331,119,611	—	—	331,119,611
Money market fund	181,969	—	—	181,969
Total assets in the fair value hierarchy	$337,496,267	$—	$—	337,496,267
Collective investment trust fund(1)				11,799,326
Total assets measured at fair value				$349,295,593
(1)    Consists of the Galliard Retirement Income Fund, which is discussed further in Note (2) – Summary of Significant Accounting Policies, and is measured at fair value using the NAV per share (or its equivalent) as a practical expedient. Therefore, this has not been categorized in the fair value hierarchy, but is presented in this table to permit reconciliation of the amounts categorized in the fair value hierarchy to the amounts presented on the statements of net assets available for benefits.